Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Schedule of carrying amounts and estimated fair values of financial instruments

	December 31, 2025		December 31, 2024
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$88,983	$88,983	$66,933	$66,933
Current derivative assets:
Interest rate swap contracts	2,276	2,276	8,112	8,112
Non-current derivative assets:
Interest rate swap contracts	1,908	1,908	5,189	5,189
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	247	247	—	—
Non-current derivative liabilities:
Interest rate swap contracts	909	909	—	—
Long-term debt, current and non-current	959,633	941,525	909,653	887,192
Non-recurring:
Non-current asset:
Vessel	$59,498	$59,498	$—	$—

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	31, 2025	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$88,983	$88,983	$—	$—
Current derivative assets:
Interest rate swap contracts	2,276	—	2,276	—
Non-current derivative assets:
Interest rate swap contracts	1,908	—	1,908	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	247	—	247	—
Non-current derivative liabilities:
Interest rate swap contracts	909	—	909	—
Long-term debt, current and non-current	959,633	—	941,525	—
Non-recurring:
Non-current asset:
Vessel	$59,498	$—	$—	$59,498

		Fair Value Measurements
		at Reporting Date Using
		Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	31, 2024	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$66,933	$66,933	$—	$—
Current derivative assets:
Interest rate swap contracts	8,112	—	8,112	—
Non-current derivative assets:
Interest rate swap contracts	5,189	—	5,189	—
Financial liabilities:
Long-term debt, current and non-current	$909,653	$—	$887,192	$—

Schedule of valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a non-recurring basis

			Significant
	Fair		unobservable
(U.S. Dollars in thousands)	Value	Valuation technique	inputs:	WACC (1)
Non-Recurring:
Non-current assets:
Bodil Knutsen	$59,498	Discounted cash flow	Discount rate	9.18%

(1) WACC is defined as weighted average cost of capital.